Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash on hand and in banks, including restricted cash. Cash, cash equivalents and restricted cash at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statements of financial position as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Cash and cash equivalents	$336,881,470	$183,993,091	$501,093,921
Current restricted cash	19,813	127,803	72,215
	336,901,283	184,120,894	501,166,136

Non-current restricted cash	735,312	735,312	735,312

Total	$337,636,595	$184,856,206	$501,901,448
Restricted cash represents balances held by the Entity that are only available for use under certain conditions pursuant to the loan agreements entered into by the Entity. Such conditions include payment of monthly debt service fee and compliance with certain covenants set forth in the loan agreement. These restrictions are classified according to their restriction period: less than 12 months and over one year, considering the period of time in which such restrictions are fulfilled. Non-current restricted cash is classified within security deposits paid in the accompanying consolidated statements of financial position.
Non‑cash transactions

Additions to right-of-use assets during 2025 and 2024 were $1,642,797 and $362,585, respectively. The Entity did not have additions to the right-of-use asset and lease liabilities during 2023. Other non-cash investing activities related to investment properties are included in Note 8.
Changes in liabilities arising from financing activities not requiring cash relate to a decrease for the amortization of debt issuance costs for $3,127,179, $2,321,901 and $1,971,555 in December 31, 2025, 2024 and 2023, respectively and an increase for new lease liabilities for $362,585 and $635,956 in 2024 and 2022, respectively.
Investment properties additions and dividends payable are disclosed in Notes 8 and 12.4, respectively.